Stock-Based Incentive Plans - Summary of Stock Options Granted and Outstanding (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range	$ 28.34	$ 36.75	$ 36.75	$ 39.70
Maximum [Member] | Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range	$ 87.45
Maximum [Member] | Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range		$ 87.45
Maximum [Member] | Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range			$ 87.45
Minimum [Member] | Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range	$ 14.25
Minimum [Member] | Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range		$ 14.25
Minimum [Member] | Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range			$ 14.25